Consolidated Statements Of Changes In Equity From Nonowner Sources (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net income before attribution of noncontrolling interests	¥ 420,751	¥ 388,187	¥ 883,919
Other changes in equity from nonowner sources:
Net unrealized holding gains (losses) on investment securities (including unrealized gain of 1,103, 1,778 and 1,234, net of tax, related to debt securities with credit component realized in earnings in 2010, 2011 and 2012), Gains (losses) before income tax expense (benefit)	296,347	(333,466)	1,173,547
Net unrealized holding gains (losses) on investment securities, Income tax (expense) benefit	(118,638)	134,674	(435,651)
Net unrealized holding gains (losses) on investment securities, Gains (losses) net of income tax expense (benefit)	177,709	(198,792)	737,896
Reclassification adjustment for gains (losses) on investment securities included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	(4,511)	(122,524)	(224,560)
Reclassification adjustment for gains (losses) on investment securities included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	1,641	50,395	90,894
Reclassification adjustment for gains (losses) on investment securities included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	(2,870)	(72,129)	(133,666)
Net unrealized holding gains on investment securities, Total, Gains (Losses) before income tax expense (benefit)	291,836	(455,990)	948,987
Net unrealized holding gains on investment securities, Total, Income tax (expense) benefit	(116,997)	185,069	(344,757)
Net unrealized holding gains on investment securities, Total, Gains (Losses) net of income tax expense (benefit)	174,839	(270,921)	604,230
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) before income tax expense (benefit)	(178)	88	3,621
Net unrealized gains on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	99	(5)	(1,322)
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) net of income tax expense (benefit)	(79)	83	2,299
Reclassification adjustment for gains (losses) on derivatives qualifying for cash flow hedges included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	850	(5,740)	(11,711)
Reclassification adjustment for gains (losses) on derivatives qualifying for cash flow hedges included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(334)	2,255	4,617
Reclassification adjustment for gains (losses) on derivatives qualifying for cash flow hedges included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	516	(3,485)	(7,094)
Net unrealized gains on derivatives qualifying for cash flow hedges, Total, Gains (Losses) before income tax expense (benefit)	672	(5,652)	(8,090)
Net unrealized gains on derivatives qualifying for cash flow hedges, Total, Income tax (expense) benefit	(235)	2,250	3,295
Net unrealized gains on derivatives qualifying for cash flow hedges, Total, Gains (Losses) net of income tax expense (benefit)	437	(3,402)	(4,795)
Pension liability adjustments, Gains (losses) before income tax expense (benefit)	(189,916)	(185,002)	352,647
Pension liability adjustments, Income tax (expense) benefit	77,992	73,483	(138,293)
Pension liability adjustments, Gains (losses) net of income expense (benefit)	(111,924)	(111,519)	214,354
Reclassification adjustment for losses (gains) on pension liability adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	29,128	10,774	48,296
Reclassification adjustment for losses (gains) on pension liability adjustments included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(11,419)	(4,344)	(19,427)
Reclassification adjustment for losses (gains) on pension liability adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	17,709	6,430	28,869
Pension liability adjustments, Total, Gains (Losses) before income tax expense (benefit)	(160,788)	(174,228)	400,943
Pension liability adjustments, Total, Income tax (expense) benefit	66,573	69,139	(157,720)
Pension liability adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(94,215)	(105,089)	243,223
Foreign currency translation adjustments, Gains (losses) before income tax expense (benefit)	(68,269)	(220,954)	21,328
Foreign currency translation adjustments, Income tax (expense) benefit	(1,528)	11,053	7,051
Foreign currency translation adjustments, Gains (losses) net of income tax expense (benefit)	(69,797)	(209,901)	28,379
Reclassification adjustment for losses on foreign currency translation adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	31,956	21,327	18,420
Reclassification adjustment for gains on foreign currency translation adjustments included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(11,702)	(9,021)	(8,136)
Reclassification adjustment for losses on foreign currency translation adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	20,254	12,306	10,284
Foreign currency translation adjustments, Total, Gains (Losses) before income tax expense (benefit)	(36,313)	(199,627)	39,748
Foreign currency translation adjustments, Total, Income tax (expense) benefit	(13,230)	2,032	(1,085)
Foreign currency translation adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(49,543)	(197,595)	38,663
Total changes in equity from nonowner sources	452,269	(188,820)	1,765,240
Net income (loss) attributable to noncontrolling interests	4,520	(64,458)	15,257
Other changes in equity from nonowner sources attributable to noncontrolling interests	(743)	(3,935)	5,435
Total changes in equity from nonowner sources attributable to Mitsubishi UFJ Financial Group	¥ 448,492	¥ (120,427)	¥ 1,744,548